Segment information	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segment information
Segment information

According to IFRS 8, operating segments are identified based on the ‘management approach’. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance (the Management committee in the case of the Company). This classification is based on the differences in the nature of its operations, products and services. This approach stipulates external segment reporting based on the Group’s internal organizational and management structure and on internal financial reporting to the chief operating decision maker.

The Group operates in three major lines of business, namely, Farming; Sugar, Ethanol and Energy; and Land Transformation. The Coffee and Cattle businesses are presented within “Farming – All Other Segments” because they not meet the quantitive threshold for disclosure.

•	The Group’s ‘Farming’ is further comprised of five reportable segments:

▪
The Group’s ‘Crops’ Segment consists of planting, harvesting and sale of grains, oilseeds and fibers (including wheat, corn, soybeans, cotton and sunflowers, among others), and to a lesser extent the provision of grain warehousing/conditioning and handling and drying services to third parties. Each underlying crop in this segment does not represent a separate operating segment. Management seeks to maximize the use of the land through the cultivation of one or more type of crops. Types and surface amount of crops cultivated may vary from harvest year to harvest year depending on several factors, some of them out of the Group´s control. Management is focused on the long-term performance of the productive land, and to that extent, the performance is assessed considering the aggregated combination, if any, of crops planted in the land. A single manager is responsible for the management of operating activity of all crops rather than for each individual crop.

▪	The Group’s ‘Rice’ Segment consists of planting, harvesting, processing and marketing of rice.

▪	The Group’s ‘Dairy’ Segment consists of the production and sale of raw milk and other dairy products.

▪
The Group’s ‘All Other Segments’ consists of the aggregation of the remaining non-reportable operating segments, which do not meet the quantitative thresholds for disclosure, namely, Coffee and Cattle.

•	The Group’s ‘Sugar, Ethanol and Energy’ Segment consists of cultivating sugarcane which is processed in owned sugar mills, transformed into ethanol, sugar and electricity and marketed;

•
The Group’s ‘Land Transformation’ Segment comprises the (i) identification and acquisition of underdeveloped and undermanaged farmland businesses; and (ii) realization of value through the strategic disposition of assets (generating profits).

The measurement principles for the Group’s segment reporting structure are based on the IFRS principles adopted in the consolidated financial statements.

The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’.

Segment analysis for the year ended December 31, 2017

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	197,222	86,478	37,523	1,336	322,559	610,619	—	—	933,178
Cost of goods sold and services rendered	(196,302)	(71,087)	(36,979)	(853)	(305,221)	(461,506)	—	—	(766,727)
Initial recognition and changes in fair value of biological assets and agricultural produce	17,158	10,236	11,769	267	39,430	23,790	—	—	63,220
Changes in net realizable value of agricultural produce after harvest	8,852	—	—	—	8,852	—	—	—	8,852
Margin on manufacturing and agricultural activities before operating expenses	26,930	25,627	12,313	750	65,620	172,903	—	—	238,523
General and administrative expenses	(2,981)	(4,699)	(1,058)	(174)	(8,912)	(26,806)	—	(21,581)	(57,299)
Selling expenses	(7,501)	(13,324)	(711)	(156)	(21,692)	(73,664)	—	(43)	(95,399)
Other operating income, net	7,719	724	662	(23)	9,082	30,419	—	(40)	39,461
Share of loss of joint ventures	—	—	—	—	—	—	—	—	—
Profit / (loss) from operations before financing and taxation	24,167	8,328	11,206	397	44,098	102,852	—	(21,664)	125,286

Depreciation and amortization	(1,511)	(3,851)	(1,037)	(159)	(6,558)	(144,449)	—	—	(151,007)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	4,366	5,346	1,849	159	11,720	2,925	—	—	14,645
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	12,792	4,890	9,920	108	27,710	20,865	—	—	48,575
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,371	—	—	—	2,371	—	—	—	2,371
Changes in net realizable value of agricultural produce after harvest (realized)	6,481	—	—	—	6,481	—	—	—	6,481

Farmlands and farmland improvements, net	59,680	13,688	248	9,346	82,962	26,342	—	—	109,304
Machinery, equipment and other fixed assets, net	21,365	18,851	12,175	341	52,732	390,350	—	—	443,082
Bearer plants, net	252	—	—	1,832	2,084	236,826	—	—	238,910
Work in progress	714	1,940	5,659	—	8,313	21,322	—	—	29,635
Investment property	—	—	—	2,271	2,271	—	—	—	2,271
Goodwill	3,221	1,480	—	1,110	5,811	6,601	—	—	12,412
Biological assets	31,745	29,717	9,338	4,016	74,816	93,178	—	—	167,994
Finished goods	21,146	8,476	—	—	29,622	32,266	—	—	61,888
Raw materials, stocks held by third parties and others	17,958	9,927	1,726	364	29,975	17,056	—	—	47,031
Total segment assets	156,081	84,079	29,146	19,280	288,586	823,941	—	—	1,112,527
Borrowings	69,789	62,790	2,384	3,829	138,792	633,638	—	45,528	817,958
Total segment liabilities	69,789	62,790	2,384	3,829	138,792	633,638	—	45,528	817,958

Segment analysis for the year ended December 31, 2016

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	142,124	96,562	32,897	960	272,543	596,692	—	—	869,235
Cost of goods sold and services rendered	(141,731)	(83,574)	(32,571)	(212)	(258,088)	(420,493)	—	—	(678,581)
Initial recognition and changes in fair value of biological assets and agricultural produce	48,790	10,498	5,476	(13)	64,751	60,705	—	—	125,456
Changes in net realizable value of agricultural produce after harvest	(5,841)	—	—	—	(5,841)	—	—	—	(5,841)
Margin on manufacturing and agricultural activities before operating expenses	43,342	23,486	5,802	735	73,365	236,904	—	—	310,269
General and administrative expenses	(2,770)	(3,373)	(983)	(290)	(7,416)	(22,648)	—	(20,686)	(50,750)
Selling expenses	(5,692)	(11,583)	(752)	(49)	(18,076)	(62,518)	—	(79)	(80,673)
Other operating income, net	(8,787)	402	686	8,497	798	(8,903)	—	(192)	(8,297)
Share of loss of joint ventures	—	—	—	—	—	—	—	—	—
Profit / (loss) from operations before financing and taxation	26,093	8,932	4,753	8,893	48,671	142,835	—	(20,957)	170,549

Depreciation and amortization	(1,369)	(2,766)	(964)	(192)	(5,291)	(122,209)	—	—	(127,500)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	5,790	2,316	1,319	107	9,532	279	—	—	9,811
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	43,000	8,182	4,157	(120)	55,219	60,426	—	—	115,645
Changes in net realizable value of agricultural produce after harvest (unrealized)	(90)	—	—	—	(90)	—	—	—	(90)
Changes in net realizable value of agricultural produce after harvest (realized)	(5,751)	—	—	—	(5,751)	—	—	—	(5,751)

Farmlands and farmland improvements, net	68,224	18,868	168	5,504	92,764	26,734	—	—	119,498
Machinery, equipment and other fixed assets, net	3,892	14,949	7,449	467	26,757	418,543	—	—	445,300
Bearer plants, net	—	—	—	1,860	1,860	214,309	—	—	216,169
Work in progress	1,100	3,274	2,727	—	7,101	14,540	—	—	21,641
Investment property	—	—	—	2,666	2,666	—	—	—	2,666
Goodwill	3,782	1,737	—	1,186	6,705	6,700	—	—	13,405
Biological assets	28,189	25,575	6,827	2,433	63,024	82,380	—	—	145,404
Finished goods	13,415	5,474	—	—	18,889	49,302	—	—	68,191
Raw materials,Stocks held by third parties and others	16,147	6,628	2,060	—	24,835	18,728	—	—	43,563
Total segment assets	134,749	76,505	19,231	14,116	244,601	831,236	—	—	1,075,837
Borrowings	43,878	47,156	616	10,449	102,099	533,297	—	—	635,396
Total segment liabilities	43,878	47,156	616	10,449	102,099	533,297	—	—	635,396

Segment analysis for the year ended December 31, 2015

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	154,741	84,668	32,981	1,302	273,692	400,622	—	—	674,314
Cost of goods sold and services rendered	(154,287)	(69,075)	(33,030)	(603)	(256,995)	(300,791)	—	—	(557,786)
Initial recognition and changes in fair value of biological assets and agricultural produce	11,561	2,822	7,542	(181)	21,744	32,784	—	—	54,528
Changes in net realizable value of agricultural produce after harvest	14,691	—	—	—	14,691	—	—	—	14,691
Margin on manufacturing and agricultural activities before operating expenses	26,706	18,415	7,493	518	53,132	132,615	—	—	185,747
General and administrative expenses	(3,987)	(3,136)	(1,451)	(74)	(8,648)	(18,301)	—	(21,476)	(48,425)
Selling expenses	(5,672)	(12,592)	(663)	(49)	(18,976)	(50,729)	—	(563)	(70,268)
Other operating income, net	16,422	600	(479)	6	16,549	6,340	7,914	263	31,066
Share of loss of joint ventures	(2,685)	—	—	—	(2,685)	—	—	—	(2,685)
Profit / (loss) from operations before financing and taxation	30,784	3,287	4,900	401	39,372	69,925	7,914	(21,776)	95,435

Reserve from the sale of non-controlling interests in subsidiaries (see Note 21)	—	—	—	—	—	—	16,066	—	16,066
Depreciation and amortization	(2,427)	(2,987)	(1,456)	(276)	(7,146)	(97,255)	—	—	(104,401)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	2,234	587	—	207	3,028	8,298	—	—	11,326
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	9,327	2,235	7,542	(388)	18,716	24,486	—	—	43,202
Changes in net realizable value of agricultural produce after harvest (unrealized)	4,406	—	—	—	4,406	—	—	—	4,406
Changes in net realizable value of agricultural produce after harvest (realized)	10,285	—	—	—	10,285	—	—	—	10,285

 Total segment assets and liabilities are measured in a manner consistent with that of the consolidated financial statements. These assets and liabilities are allocated based on the operations of the segment and the physical location of the asset. The Group’s investment in CHS Agro S.A. is allocated to the ‘Crops’ segment. Therefore, the Group’s share of profit or loss after income taxes and its carrying amount are reported in this segment.

Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2017	2016
Total reportable assets as per segment information	1,112,527	1,075,837
Intangible assets (excluding goodwill)	4,780	3,847
Deferred income tax assets	43,437	38,586
Trade and other receivables	172,214	174,940
Other assets	565	590
Derivative financial instruments	4,483	3,398
Cash and cash equivalents	269,195	158,568
Total assets as per the statement of financial position	1,607,201	1,455,766

	2017	2016
Total reportable liabilities as per segment information	817,958	635,396
Trade and other payables	99,250	93,585
Deferred income tax liabilities	10,457	14,689
Payroll and social liabilities	28,507	28,079
Provisions for other liabilities	4,843	3,889
Current income tax liabilities	503	1,387
Derivative financial instruments	552	7,068
Total liabilities as per the statement of financial position	962,070	784,093

Non-current assets and revenues and fair value gains and losses are shown by geographic region. These are the regions in which the Group is active: Argentina, Brazil and Uruguay.

As of and for the year ended December 31, 2017:

	Argentina	Brazil	Uruguay	Total
Property, plant and equipment	103,312	710,523	7,096	820,931
Investment property	2,271	—	—	2,271
Goodwill	5,095	7,317	—	12,412
Non-current portion of biological assets	11,276	—	—	11,276

Sales of goods and services rendered	214,888	545,859	172,431	933,178
Initial recognition and changes in fair value of biological assets and agricultural produce	36,341	26,326	553	63,220
(Loss) from changes in net realizable value of agricultural produce after harvest	5,705	1,346	1,801	8,852

As of and for the year ended December 31, 2016:

	Argentina	Brazil	Uruguay	Total
Property, plant and equipment	101,513	694,137	6,958	802,608
Investment property	2,666	—	—	2,666
Goodwill	5,980	7,425	—	13,405
Non-current portion of biological assets	8,516	—	—	8,516

Sales of goods and services rendered	164,264	432,468	272,503	869,235
Initial recognition and changes in fair value of biological assets and agricultural produce	62,970	62,556	(70)	125,456
(Loss) from changes in net realizable value of agricultural produce after harvest	(4,491)	(958)	(392)	(5,841)

As of and for the year ended December 31, 2015:

	Argentina	Brazil	Uruguay	Total
Sales of goods and services rendered	166,447	295,456	212,411	674,314
Initial recognition and changes in fair value of biological assets and agricultural produce	16,637	37,097	794	54,528
Gain / (Loss) from changes in net realizable value of agricultural produce after harvest	16,139	(32)	(1,416)	14,691